Non-controlling interests (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Line Items]
Non-controlling interests	$ (161,588,676)	$ (141,141,196)
Shaanxi Zhongmao Economy Development Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	34.02%	34.02%
Non-controlling interests	$ 0	$ 0
Xinyuan Property Management Service (Cayman) Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	56.93%	40.53%
Non-controlling interests	$ (94,235,138)	$ (77,892,291)
Taicang Pengchi Real Estate Co., Limited.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	83.00%	83.00%
Non-controlling interests	$ (32,867,478)	$ (33,373,465)
Suzhou Xinyuan Wanzhuo Real Estate Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	80.00%	80.00%
Non-controlling interests	$ (32,455,789)	$ (27,244,465)
Henan Renxin Real Estate Co., Ltd.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	49.00%	49.00%
Non-controlling interests	$ 0	$ 0
Suzhou Yefang Real Estate Co., Limited.
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	79.99%	79.99%
Non-controlling interests	$ (11,124,595)	$ (11,290,614)
Zhengzhou Xinhe Real Estate Co., Ltd
Noncontrolling Interest [Line Items]
Noncontrolling owners interest (percentage)	20.00%	20.00%
Non-controlling interests	$ 3,224,474	$ 2,792,991
Others
Noncontrolling Interest [Line Items]
Non-controlling interests	$ 5,869,850	$ 5,866,648